Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Nov. 26, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between (i) compensation “actually paid” (as computed in accordance with SEC rules) to our named executive officers and (ii) certain aspects of financial performance of the Company. The Compensation Committee does not in practice use “compensation actually paid” as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see “Compensation Discussion and Analysis.” The below disclosure is provided only to comply with applicable SEC rules.
Pay versus Performance Table

Year	Summary Compensation Table Total for PEO 1 ($)(1)	Compensation Actually Paid to PEO 1 ($)(3)	Summary Compensation Table Total for PEO 2 ($)(1)	Compensation Actually Paid to PEO 2 ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On ($)(4)		Net Income (in thousands, $)	Free Cash Flow (in thousands, $)(5)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2024	3,283,686	1,392,978	18,075,027	18,063,027	1,816,043	1,182,569	126.41	149.37	13,746	$41,942
2023	3,554,176	2,886,305	—	—	1,656,236	1,415,337	158.28	137.42	145,678	$82,687
2022	3,240,010	4,727,482	—	—	1,307,227	1,689,362	230.63	118.41	92,059	$57,783
2021	3,345,530	7,894,819	—	—	1,387,517	2,985,854	211.41	141.13	152,735	$49,408
2020	3,139,347	8,427,896	—	—	1,570,336	3,592,844	150.47	111.29	(250,036)	($4,477)

(1)
Our Principal Executive Officer (“PEO”) for each of the years reported was as follows: for 2024, Oakleigh Thorne (“PEO 1”), as succeeded during 2024 by Chris Moore (“PEO 2”); and for 2023, 2022, 2021 and 2020, Oakleigh Thorne.

(2)
Our non-PEO named executive officers (“NEOs”) for each of the years reported were as follows: for 2024, Sergio Aguirre, Jessica Betjemann, Crystal Gordon, Zachary Cotner, and Hayden Olson; for 2023, Sergio Aguirre, Jessica Betjemann, Crystal Gordon, Karen Jackson and Barry Rowan; for 2022, Barry Rowan, Sergio Aguirre, Marguerite M. Elias, Karen Jackson and Jessica Betjemann; for 2021, Barry Rowan, Sergio Aguirre, Marguerite M. Elias and Karen Jackson; and for 2020, Barry Rowan, Marguerite M. Elias, Sergio Aguirre, Karen Jackson, John Wade and Jonathan B. Cobin.

(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table. In this table, the unvested equity values are computed in accordance with the methodology also used for financial reporting purposes.

(4)
Peer Group total shareholder return (“TSR”) reflects the peer group of the S&P 600 SmallCap, as used for purposes of Item 201(e)(ii) of Regulation S-K in our latest 2024 Form 10-K. With respect to both the Company’s cumulative TSR and peer group cumulative TSR, each year reflects what the cumulative value of $100 would be as of the end of the applicable fiscal year, including the reinvestment of dividends, if such amount were first invested on December 31, 2019.

(5)
We chose free cash flow as our Company-selected measure because it is a key measurement of Company performance. Free cash flow represents net cash provided by operating activities, plus the proceeds from the FCC Reimbursement Program and the interest rate caps, less purchases of property and equipment and the acquisition of intangible assets and cash paid to purchase our interest rate caps. We believe that free cash flow provides meaningful information regarding our liquidity.

	2024			2023		2022		2021		2020
	PEO 1 ($)	PEO 2 ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Total Compensation as reported on Summary Compensation Table	3,283,686	18,075,027	1,816,043	3,554,176	1,656,236	3,240,010	1,307,227	3,345,530	1,387,517	3,139,347	1,570,336
Deduction for fair value of equity reported in Summary Compensation Table	(1,899,996)	(16,010,000)	(947,954)	(2,499,998)	(573,998)	(1,700,009)	(608,997)	(1,595,080)	(579,500)	(826,662)	(374,223)
Fair value of equity compensation granted in current year and unvested at year-end – value at year-end	1,829,877	15,998,000	363,487	—	171,590	1,326,924	475,124	2,328,094	845,808	8,011,563	2,414,669
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in a prior fiscal year that were unvested at end of current fiscal year	(1,000,759)	—	(25,010)	—	(45,830)	263,488	112,261	3,644,943	1,181,495	80,667	247,226
Fair value of equity compensation granted in current year that vested during current year	—	—	182,865	1,832,148	213,333	—	—	—	—	—	194,112
Change in fair value from end of prior fiscal year to vesting date for awards made in a prior fiscal year that vested during current fiscal year	(819,829)	—	(206,862)	(21)	(5,994)	1,597,069	403,747	171,332	150,535	(284,077)	(241,707)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—	—	—	—	—	(1,692,942)	(217,569)
Compensation actually paid	1,392,978	18,063,027	1,182,569	2,886,305	1,415,337	4,727,482	1,689,362	7,894,819	2,985,854	8,427,896	3,592,844

Company Selected Measure Name			free cash flow
Named Executive Officers, Footnote
(1)
Our Principal Executive Officer (“PEO”) for each of the years reported was as follows: for 2024, Oakleigh Thorne (“PEO 1”), as succeeded during 2024 by Chris Moore (“PEO 2”); and for 2023, 2022, 2021 and 2020, Oakleigh Thorne.

(2)
Our non-PEO named executive officers (“NEOs”) for each of the years reported were as follows: for 2024, Sergio Aguirre, Jessica Betjemann, Crystal Gordon, Zachary Cotner, and Hayden Olson; for 2023, Sergio Aguirre, Jessica Betjemann, Crystal Gordon, Karen Jackson and Barry Rowan; for 2022, Barry Rowan, Sergio Aguirre, Marguerite M. Elias, Karen Jackson and Jessica Betjemann; for 2021, Barry Rowan, Sergio Aguirre, Marguerite M. Elias and Karen Jackson; and for 2020, Barry Rowan, Marguerite M. Elias, Sergio Aguirre, Karen Jackson, John Wade and Jonathan B. Cobin.

Peer Group Issuers, Footnote
(4)
Peer Group total shareholder return (“TSR”) reflects the peer group of the S&P 600 SmallCap, as used for purposes of Item 201(e)(ii) of Regulation S-K in our latest 2024 Form 10-K. With respect to both the Company’s cumulative TSR and peer group cumulative TSR, each year reflects what the cumulative value of $100 would be as of the end of the applicable fiscal year, including the reinvestment of dividends, if such amount were first invested on December 31, 2019.

Adjustment To PEO Compensation, Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table. In this table, the unvested equity values are computed in accordance with the methodology also used for financial reporting purposes.

	2024			2023		2022		2021		2020
	PEO 1 ($)	PEO 2 ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Total Compensation as reported on Summary Compensation Table	3,283,686	18,075,027	1,816,043	3,554,176	1,656,236	3,240,010	1,307,227	3,345,530	1,387,517	3,139,347	1,570,336
Deduction for fair value of equity reported in Summary Compensation Table	(1,899,996)	(16,010,000)	(947,954)	(2,499,998)	(573,998)	(1,700,009)	(608,997)	(1,595,080)	(579,500)	(826,662)	(374,223)
Fair value of equity compensation granted in current year and unvested at year-end – value at year-end	1,829,877	15,998,000	363,487	—	171,590	1,326,924	475,124	2,328,094	845,808	8,011,563	2,414,669
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in a prior fiscal year that were unvested at end of current fiscal year	(1,000,759)	—	(25,010)	—	(45,830)	263,488	112,261	3,644,943	1,181,495	80,667	247,226
Fair value of equity compensation granted in current year that vested during current year	—	—	182,865	1,832,148	213,333	—	—	—	—	—	194,112
Change in fair value from end of prior fiscal year to vesting date for awards made in a prior fiscal year that vested during current fiscal year	(819,829)	—	(206,862)	(21)	(5,994)	1,597,069	403,747	171,332	150,535	(284,077)	(241,707)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—	—	—	—	—	(1,692,942)	(217,569)
Compensation actually paid	1,392,978	18,063,027	1,182,569	2,886,305	1,415,337	4,727,482	1,689,362	7,894,819	2,985,854	8,427,896	3,592,844

Non-PEO NEO Average Total Compensation Amount			$ 1,816,043	$ 1,656,236	$ 1,307,227	$ 1,387,517	$ 1,570,336
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,182,569	1,415,337	1,689,362	2,985,854	3,592,844
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table. In this table, the unvested equity values are computed in accordance with the methodology also used for financial reporting purposes.

	2024			2023		2022		2021		2020
	PEO 1 ($)	PEO 2 ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Total Compensation as reported on Summary Compensation Table	3,283,686	18,075,027	1,816,043	3,554,176	1,656,236	3,240,010	1,307,227	3,345,530	1,387,517	3,139,347	1,570,336
Deduction for fair value of equity reported in Summary Compensation Table	(1,899,996)	(16,010,000)	(947,954)	(2,499,998)	(573,998)	(1,700,009)	(608,997)	(1,595,080)	(579,500)	(826,662)	(374,223)
Fair value of equity compensation granted in current year and unvested at year-end – value at year-end	1,829,877	15,998,000	363,487	—	171,590	1,326,924	475,124	2,328,094	845,808	8,011,563	2,414,669
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in a prior fiscal year that were unvested at end of current fiscal year	(1,000,759)	—	(25,010)	—	(45,830)	263,488	112,261	3,644,943	1,181,495	80,667	247,226
Fair value of equity compensation granted in current year that vested during current year	—	—	182,865	1,832,148	213,333	—	—	—	—	—	194,112
Change in fair value from end of prior fiscal year to vesting date for awards made in a prior fiscal year that vested during current fiscal year	(819,829)	—	(206,862)	(21)	(5,994)	1,597,069	403,747	171,332	150,535	(284,077)	(241,707)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—	—	—	—	—	(1,692,942)	(217,569)
Compensation actually paid	1,392,978	18,063,027	1,182,569	2,886,305	1,415,337	4,727,482	1,689,362	7,894,819	2,985,854	8,427,896	3,592,844

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measure
As described in detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program consists of several compensation elements reflecting the Company’s pay-for-performance philosophy, including equity compensation, which is directly tied to the returns experienced by our stockholders. Please see “Compensation Discussion & Analysis” for a further description of these performance metrics (including, in the case of Adjusted EBITDA, how it is calculated) and how they are used in our executive compensation program. For 2024, we believe the most important financial performance measures used to link NEO compensation to Company performance are as follows:
•	Free cash flow;
•	Revenue; and
•	Adjusted EBITDA.

Total Shareholder Return Amount			$ 126.41	158.28	230.63	211.41	150.47
Peer Group Total Shareholder Return Amount			149.37	137.42	118.41	141.13	111.29
Net Income (Loss)			$ 13,746,000	$ 145,678,000	$ 92,059,000	$ 152,735,000	$ (250,036,000)
Company Selected Measure Amount			41,942,000	82,687,000	57,783,000	49,408,000	(4,477,000)
PEO Name	Chris Moore	Oakleigh Thorne		Oakleigh Thorne	Oakleigh Thorne	Oakleigh Thorne	Oakleigh Thorne
Measure:: 1
Pay vs Performance Disclosure
Name			Free cash flow
Non-GAAP Measure Description
(5)
We chose free cash flow as our Company-selected measure because it is a key measurement of Company performance. Free cash flow represents net cash provided by operating activities, plus the proceeds from the FCC Reimbursement Program and the interest rate caps, less purchases of property and equipment and the acquisition of intangible assets and cash paid to purchase our interest rate caps. We believe that free cash flow provides meaningful information regarding our liquidity.

Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Oakleigh Thorne [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,283,686	$ 3,554,176	$ 3,240,010	$ 3,345,530	$ 3,139,347
PEO Actually Paid Compensation Amount			1,392,978	2,886,305	4,727,482	7,894,819	8,427,896
Chris Moore [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			18,075,027	0	0	0	0
PEO Actually Paid Compensation Amount			18,063,027	0	0	0	0
PEO | Oakleigh Thorne [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,899,996)	(2,499,998)	(1,700,009)	(1,595,080)	(826,662)
PEO | Oakleigh Thorne [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,829,877	0	1,326,924	2,328,094	8,011,563
PEO | Oakleigh Thorne [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,000,759)	0	263,488	3,644,943	80,667
PEO | Oakleigh Thorne [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	1,832,148	0	0	0
PEO | Oakleigh Thorne [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(819,829)	(21)	1,597,069	171,332	(284,077)
PEO | Oakleigh Thorne [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	(1,692,942)
PEO | Chris Moore [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,010,000)
PEO | Chris Moore [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,998,000
PEO | Chris Moore [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chris Moore [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chris Moore [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chris Moore [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(947,954)	(573,998)	(608,997)	(579,500)	(374,223)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			363,487	171,590	475,124	845,808	2,414,669
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(25,010)	(45,830)	112,261	1,181,495	247,226
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			182,865	213,333	0	0	194,112
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(206,862)	(5,994)	403,747	150,535	(241,707)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ (217,569)